DWS Government and Agency Securities Portfolio Average Annual Total Returns - Service Shares [Member] - Service Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		3.34%	2.53%	1.50%
Performance Inception Date	Dec. 03, 1990